Fair Value Measurements - Additional Information (Details)		9 Months Ended	12 Months Ended
	Aug. 01, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022
Fortress Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loan | $			$ 43,200,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price		$ 1	$ 11.25
Expected Dividend Yield | Level 3 | Black-Scholes Option Pricing Model
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants measurement input		0	0	0
PubCo Additional Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	15,508
Fair value of estimated price of shares	$ 176
Base PubCo Shares and Backstop Shares Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares	38,000
Fair value of estimated price of shares	$ 176
Term Loan Derivative Liability | Estimated Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input			24.4
2019 Term Loan and Success Fee
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assumptions of liquidity event term		4 years	4 years
2023 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated share price at conversion	$ 176
Revenue Interest Financing and PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of estimated number of shares | shares		42,614	42,614
Stock price		$ 15.25	$ 93.5
Revenue Interest Financing and PIPE Conversion Option | Estimated Discount Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		23.5	24.4
RTW Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock price		$ 15.25
Principal amount | $		$ 48,000,000